Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 25.76
Weighted average assumptions used to estimate fair value of stock options granted under the Stock and Incentive Plan
Weighted average fair value of stock option awards granted during the year	$ 5.65	$ 9.90	$ 9.45
Stock Based Compensation Two Thousand Twelve Incentive Plan [Member]
Weighted average assumptions used to estimate fair value of stock options granted under the Stock and Incentive Plan
Stock option pricing model	Black Scholes Merton		Black Scholes Merton
Expected option life	3 years 11 months 16 days	4 years	3 years 11 months 27 days
Risk-free interest rate	1.08%	1.15%	1.21%
Volatility	45.68%	56.89%	51.47%
Dividend yield	0.00%	0.00%	0.00%
Estimated forfeiture rate	1.16%	3.21%	4.28%
2003 Stock and Incentive Plan [Member]
Weighted average assumptions used to estimate fair value of stock options granted under the Stock and Incentive Plan
Stock option pricing model	Black Scholes Merton	Black Scholes Merton	Black Scholes Merton
Expected option life	3 years 1 month 21 days	4 months 21 days	1 year 6 months 4 days
Risk-free interest rate	1.70%	0.64%	0.74%
Volatility	47.07%	91.98%	55.14%
Dividend yield	0.00%	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%	0.00%